COMMISSIONS AND FEES	12 Months Ended
Dec. 31, 2024
COMMISSIONS AND FEES [Abstract]
COMMISSIONS AND FEES
20	COMMISSIONS AND FEES

This item consists of the following:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)

Performance obligations at a point in time:
Maintenance of accounts, transfers and card services	1,791,533	1,465,318	1,595,547
Commissions for banking services	542,592	443,040	367,946
Collection services	146,109	119,563	119,636
Commissions for consulting and technical studies	84,494	61,390	66,291
Commissions for brokerages, stockbrokers and stock markets.	67,329	43,861	44,225
Commissions for salary advance and payment of services	43,421	59,903	66,330
Commissions for intermediation in virtual platforms	35,686	41,376	35,324
Commissions for placements	41,866	32,253	27,686
Operational commissions	45,955	41,082	36,213
Others	78,347	99,085	130,155
	2,877,332	2,406,871	2,489,353

Performance obligations over time:
Funds and equity management	742,250	700,663	628,739
Contingent loans and foreign trade fees	375,929	651,392	450,874
Commissions for custody of securities	56,592	45,533	73,891
	1,174,771	1,397,588	1,153,504

Total	4,052,103	3,804,459	3,642,857